Derivative Financial Instruments - Details of Quantitative Disclosure of Debt Cash Flow Maturities (Detail)	12 Months Ended
	Dec. 31, 2023 MXN ($) $ / ¥ $ / $ $ / £ $ / € $ / SFr $ / MXV	Dec. 31, 2022 MXN ($) $ / £ $ / $ $ / € $ / ¥ $ / SFr
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / $	16.9220
U.S. dollar
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / $	16.9220	19.4143
Japanese yen
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / ¥	0.1200	0.1470
Pounds sterling
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / £	21.5646	23.3496
UDIs
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate	7.981602	7.646804
Euro
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / €	18.6963	20.7083
Swiss francs
Disclosure of detailed information about financial instruments [line items]
Currency exchange rate | $ / SFr	20.1101	20.9791
Total Carrying Value
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 1,756,904,387,000	$ 2,052,100,699,000
Total Carrying Value | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,398,483,169,000	1,641,999,726,000
Total Carrying Value | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 1,037,450,525,000	$ 1,192,351,694,000
Average interest rate (%)	6.86%	6.59%
Total Carrying Value | Fixed rate (Japanese yen)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 9,590,744,000	$ 16,157,618,000
Average interest rate (%)	0.54%	1.35%
Total Carrying Value | Fixed rate (pound sterling)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 9,680,517,000	$ 10,479,479,000
Average interest rate (%)	3.75%	3.75%
Total Carrying Value | Fixed rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 157,416,014,000	$ 188,195,237,000
Average interest rate (%)	8.33%	7.76%
Total Carrying Value | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 39,871,129,000	$ 38,085,401,000
Average interest rate (%)	4.10%	4.09%
Total Carrying Value | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 144,474,240,000	$ 189,070,797,000
Average interest rate (%)	4.16%	4.30%
Total Carrying Value | Fixed rate (Swiss francs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 0	$ 7,659,500,000
Average interest rate (%)	0.00%	1.75%
Total Carrying Value | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 358,421,218,000	$ 410,100,973,000
Total Carrying Value | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	212,734,116,000	278,685,349,000
Total Carrying Value | Variable rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		13,415,342,000
Total Carrying Value | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	145,687,102,000	118,000,282,000
Maturity Period One
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	439,655,624,000	426,584,384,000
Maturity Period One | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	168,357,368,000	128,181,424,000
Maturity Period One | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	18,853,937,000	49,003,377,000
Maturity Period One | Fixed rate (Japanese yen)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		4,410,000,000
Maturity Period One | Fixed rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	126,137,419,000	38,129,345,000
Maturity Period One | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	23,366,012,000	28,979,202,000
Maturity Period One | Fixed rate (Swiss francs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		7,659,500,000
Maturity Period One | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	271,298,256,000	298,402,960,000
Maturity Period One | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	169,465,997,000	204,537,935,000
Maturity Period One | Variable rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		13,415,342,000
Maturity Period One | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	101,832,259,000	80,449,683,000
Maturity Period Two
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	115,915,343,000	250,055,685,000
Maturity Period Two | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	69,900,921,000	167,181,717,000
Maturity Period Two | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	29,389,312,000	22,392,384,000
Maturity Period Two | Fixed rate (pound sterling)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	9,680,517,000
Maturity Period Two | Fixed rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		118,930,168,000
Maturity Period Two | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	30,831,092,000	25,859,165,000
Maturity Period Two | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	46,014,422,000	82,873,968,000
Maturity Period Two | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	8,272,478,000	57,417,565,000
Maturity Period Two | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	37,741,944,000	25,456,403,000
Maturity Period Three
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	177,380,060,000	92,786,912,000
Maturity Period Three | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	148,320,110,000	79,256,553,000
Maturity Period Three | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	63,734,146,000	34,634,833,000
Maturity Period Three | Fixed rate (Japanese yen)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	9,590,744,000
Maturity Period Three | Fixed rate (pound sterling)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		10,479,479,000
Maturity Period Three | Fixed rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	31,278,595,000
Maturity Period Three | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	25,037,795,000
Maturity Period Three | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	18,678,830,000	34,142,241,000
Maturity Period Three | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	29,059,950,000	13,530,359,000
Maturity Period Three | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	27,476,033,000	5,739,676,000
Maturity Period Three | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,583,917,000	7,790,683,000
Maturity Period Four
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	128,553,270,000	165,272,035,000
Maturity Period Four | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	124,753,075,000	161,659,842,000
Maturity Period Four | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	101,457,904,000	74,001,164,000
Maturity Period Four | Fixed rate (Japanese yen)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		11,747,618,000
Maturity Period Four | Fixed rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		31,135,724,000
Maturity Period Four | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		24,060,801,000
Maturity Period Four | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	23,295,171,000	20,714,535,000
Maturity Period Four | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	3,800,195,000	3,612,193,000
Maturity Period Four | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	2,170,400,000	2,398,477,000
Maturity Period Four | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,629,795,000	1,213,716,000
Maturity Period Five
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	85,575,792,000	146,108,988,000
Maturity Period Five | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	81,682,550,000	142,421,497,000
Maturity Period Five | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	52,680,639,000	116,556,308,000
Maturity Period Five | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	5,756,414,000
Maturity Period Five | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	23,245,497,000	25,865,189,000
Maturity Period Five | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	3,893,242,000	3,687,491,000
Maturity Period Five | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	2,041,838,000	2,487,239,000
Maturity Period Five | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,851,404,000	1,200,252,000
Maturity Period After Year Five
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	809,824,298,000	971,292,695,000
Maturity Period After Year Five | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	805,469,145,000	963,298,693,000
Maturity Period After Year Five | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	771,334,587,000	895,763,628,000
Maturity Period After Year Five | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	9,076,920,000	14,024,600,000
Maturity Period After Year Five | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	25,057,638,000	53,510,465,000
Maturity Period After Year Five | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	4,355,153,000	7,994,002,000
Maturity Period After Year Five | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	3,307,370,000	6,104,457,000
Maturity Period After Year Five | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,047,783,000	1,889,545,000
Fair Value
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,577,509,796,000	1,853,421,785,000
Fair Value | Total fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	1,260,031,429,000	1,435,798,394,000
Fair Value | Fixed rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	914,924,609,000	1,011,100,409,000
Fair Value | Fixed rate (Japanese yen)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	8,844,377,000	14,691,136,000
Fair Value | Fixed rate (pound sterling)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	9,092,410,000	9,441,285,000
Fair Value | Fixed rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	155,178,104,000	182,158,536,000
Fair Value | Fixed rate (UDIs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	36,611,421,000	37,120,498,000
Fair Value | Fixed rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	135,380,508,000	173,811,236,000
Fair Value | Fixed rate (Swiss francs)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	0	7,475,294,000
Fair Value | Total variable rate debt
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	317,478,367,000	417,623,391,000
Fair Value | Variable rate (U.S. dollars)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	168,316,129,000	272,536,429,000
Fair Value | Variable rate (euros)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt		13,497,422,000
Fair Value | Variable rate (pesos)
Disclosure of detailed information about financial instruments [line items]
Outstanding debt	$ 149,162,238,000	$ 131,589,540,000